Financial Instruments (Debt and Marketable Equity Securities Table) (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Fair value of financial instruments, details:
Carrying amount of long-term debt	$ 33,428	$ 34,991	[1]
Fair value of long-term debt	35,220	37,524
Debt and Marketable Equity Securities.
Debt securities - noncurrent, Adjusted Cost	5	7
Debt securities - noncurrent, Gross Unrealized Gains	3	3
Debt securities - noncurrent	8	9
Available-for-sale equity investments, Adjusted Cost	186	272
Available-for-sale equity investments, Gross Unrealized Gains	6	2
Available-for-sale equity investments, Gross Unrealized Losses	0	31
Available-for-sale equity investments	192	243
Gross unrealized gains (losses) related to available for sale securities	(54)	(29)		$ (4)
Sales of debt and available-for-sale equity investments
Proceeds	8	21		41
Gross realized gains (before taxes)	1	0		13
Gross realized losses (before taxes)	1	5		5
Unrealized holding gains/(losses) on available-for-sale debt and equity securities
Net unrealized gains/(losses) arising during the period	(33)	(18)		(3)
Net unrealized (gains)/losses reclassified to net income	53	3		$ (5)
Pretax writedowns	$ 86	$ 0
Maximum contractual maturities of substantially all available-for-sale debt securities	1 year
Lenovo's common stock
Debt and Marketable Equity Securities.
Available-for-sale equity investments, Adjusted Cost	$ 185
The impairment charge	$ 86

[1]	Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.